Debt (Schedule Of Obligations Under Debt Arrangements) (Details) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Senior secured credit facility	$ 648,400	$ 550,400
Senior unsecured notes	1,050,604	1,050,639
Total long-term debt	1,699,004	1,601,039
7.875% Senior Unsecured Notes [Member]
Debt Instrument [Line Items]
Senior unsecured notes	$ 350,604	$ 350,639
Senior unsecured notes, stated rate	7.875%	7.875%
Senior unsecured notes, unamortized premium	$ 604	$ 639
Five Point Seventy Five Percentage Senior Unsecured Notes [Member]
Debt Instrument [Line Items]
Senior unsecured notes	$ 350,000	$ 350,000
Senior unsecured notes, stated rate	5.75%	5.75%
Five Point Six Two Five Percentage Senior Unsecured Notes [Member] [Domain]
Debt Instrument [Line Items]
Senior unsecured notes	$ 350,000	$ 350,000
Senior unsecured notes, stated rate	5.625%	5.625%